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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: ______________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stonerise Capital Management, LLC
Address: 44 Montgomery Street, Suite 2000
         San Francisco, CA 94104

Form 13F File Number: 28 - _____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John C. Walker
Title: Managing Member
Phone: (415) 772-1907

Signature, Place, and Date of Signing:


[/s/] John C. Walker                 San Francisco, California  February 9, 2011
-----------------------------------  -------------------------  ----------------
[Signature]                            [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [None]

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           11
Form 13F Information Table Value  Total:     $125066
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[None]

                           FORM 13F INFORMATION TABLE

            COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
----------------------------  --------  ---------  --------  ------------------  ----------  --------  ---------------------
                                                                                                          VOTING AUTHORITY
                              TITLE OF              VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    ---------------------
         NAME OF ISSUER         CLASS     CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGER     SOLE   SHARED  NONE
----------------------------  --------  ---------  --------  -------  ---  ----  ----------  --------  -------  ------  ----
Alliance Data Systems Corp.   Com       018581108    17758    250000  SH            Sole                250000
Immucor Inc.                  Com       452526106    16568    835502  SH            Sole                835502
Bridgepoint Education Inc.    Com       10807M105     7634    401800  SH            Sole                401800
Cadence Design System Inc.    Com       127387108    20270   2454000  SH            Sole               2454000
Capella Education Co.         Com       139594105     6159     92500  SH            Sole                 92500
Cash Store Finl Svcs Inc.     Com       14756F103    17970   1166823  SH            Sole               1166823
Coinstar Inc.                 Com       19259P300    16227    287500  SH            Sole                287500
Equinix Inc.                  Com       29444U502     8126    100000  SH            Sole                100000
Moneygram Intl Inc.           Com       60935Y109      991    365659  SH            Sole                365659
Teletech Holdings Inc.        Com       879939106     8236    400000  SH            Sole                400000
Varian  Medical Systems Inc.  Com       92220P105     5127     74000  SH            Sole                 74000


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